OTHER ASSETS AND LIABILITIES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other current assets:
Prepaid expenses	₺ 318,551	₺ 451,552
Prepaid tax	67,978	62,409
Advances given	19,047	154,501
Restricted cash held at central banks in respect of customers	18,750	21,657
Value added tax ("VAT") receivables	10,337	492,412
Other	43,450	65,354
Total	478,113	1,247,885
Other non-current assets:
Prepaid expenses	11,470	47,264
Other	935	1,421
Total	12,405	48,685
Other current liabilities:
Taxes and funds payable	891,781	236,324
Deferred income	350,399	459,199
Expense accruals	223,954	172,189
Refund liability	131,924	81,782
Received upfront fee under ADS program	78,194	78,408
Payable to personnel	6,775	14,230
Other liabilities	805	49,934
Total	1,683,832	1,092,066
Other non-current liabilities:
Deferred income	298,570	302,039
Received upfront fee under ADS program	201,376	279,569
Total	₺ 499,946	₺ 581,608
American Depositary Shares fees collection period	7 years